Long-term Debt and Capital Structure (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [Abstract]
Schedule of Long Term Debt
As at December 31,	Notes	2018	2017
Revolving Term Debt (1)	A	-	-
U.S. Dollar Denominated Unsecured Notes	B	9,241	9,597
Total Debt Principal		9,241	9,597
Debt Discounts and Transaction Costs		(77)	(84)
Long-Term Debt		9,164	9,513
Less: Current Portion		682	-
Long-Term Portion		8,482	9,513
(1)	Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate (“LIBOR”) based loans, prime rate loans and U.S. base rate loans.

Schedule Of Unsecured Notes Explanatory

Unsecured notes are composed of:

	2018		2017
As at December 31,	US$ Principal Amount	Total C$ Equivalent	US$ Principal Amount	Total C$ Equivalent
5.70% due October 15, 2019	500	682	1,300	1,631
3.00% due August 15, 2022	500	682	500	627
3.80% due September 15, 2023	450	614	450	565
4.25% due April 15, 2027	1,171	1,597	1,200	1,505
5.25% due June 15, 2037	700	955	700	878
6.75% due November 15, 2039	1,400	1,910	1,400	1,756
4.45% due September 15, 2042	744	1,015	750	941
5.20% due September 15, 2043	350	477	350	439
5.40% due June 15, 2047	959	1,309	1,000	1,255
	6,774	9,241	7,650	9,597

Schedule of Mandatory Debt Payments
	US$ Principal Amount	Total C$ Equivalent
2019	500	682
2020	-	-
2021	-	-
2022	500	682
2023	450	614
Thereafter	5,324	7,263
	6,774	9,241

Summary of Net Debt to Adjusted EBITDA

Net Debt to Adjusted EBITDA

As at December 31,	2018	2017	2016
Current Portion of Long-Term Debt	682	-	-
Long-Term Debt	8,482	9,513	6,332
Less: Cash and Cash Equivalents	(781)	(610)	(3,720)
Net Debt	8,383	8,903	2,612

Net Earnings (Loss)	(2,669)	3,366	(545)
Add (Deduct):
Finance Costs	628	725	492
Interest Income	(19)	(62)	(52)
Income Tax Expense (Recovery)	(920)	352	(382)
DD&A	2,131	2,030	1,498
E&E Write-Down	2,123	890	2
Unrealized (Gain) Loss on Risk Management	(1,249)	729	554
Foreign Exchange (Gain) Loss, Net	854	(812)	(198)
Revaluation (Gain)	-	(2,555)	-
Re-measurement of Contingent Payment	50	(138)	-
(Gain) Loss on Discontinuance	(301)	(1,285)	-
(Gain) Loss on Divestitures of Assets	795	1	6
Other (Income) Loss, Net	(12)	(5)	34
Adjusted EBITDA	1,411	3,236	1,409

Net Debt to Adjusted EBITDA	5.9x	2.8x	1.9x

Summary of Net Debt to Capitalization	Net Debt to Capitalization
As at December 31,	2018	2017	2016
Net Debt	8,383	8,903	2,612
Shareholders’ Equity	17,468	19,981	11,590
	25,851	28,884	14,202
Net Debt to Capitalization	32%	31%	18%